Fair values measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	$ 495	$ 1,315
Current portion of fair value of derivative financial instruments	808	1,092
Financial liabilities	66,340	63,448
At fair value [member] | Financial liabilities not measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	54,107	45,549
At fair value [member] | Level 2 [member] | Financial liabilities not measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	54,107	45,549
Financial liabilities not measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	52,620	44,375
Financial liabilities	52,620	44,375
Financial assets measured at fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	495	1,315
Current portion of fair value of derivative financial instruments	808	1,092
Financial assets, at fair value	1,303	2,407
Financial assets measured at fair value [member] | At fair value [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	495	1,315
Current portion of fair value of derivative financial instruments	808	1,092
Financial assets measured at fair value [member] | At fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	0	0
Current portion of fair value of derivative financial instruments	0	0
Financial assets measured at fair value [member] | At fair value [member] | Level 2 [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	495	1,315
Current portion of fair value of derivative financial instruments	808	1,092
Financial assets measured at fair value [member] | At fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Non-current portion of fair value of derivative financial instruments	0	0
Current portion of fair value of derivative financial instruments	0	0
Financial liabilities not measured at fair value [member] | At fair value [member] | Level 1 [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	0	0
Financial liabilities not measured at fair value [member] | At fair value [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Long-term borrowings	$ 0	$ 0